Expense Example {- Fidelity® Real Estate Index Fund} - 07.31 Fidelity Real Estate Index Fund PRO-08 - Fidelity® Real Estate Index Fund - Fidelity Real Estate Index Fund	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 7
3 years	23
5 years	40
10 years	$ 90